Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000136668
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class A
Trading Symbol	SSFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 3,376,762,098
Holdings Count | Holding	6,823
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,376,762,098
  Number of Portfolio Holdings6,823
  Portfolio Turnover Rate11%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

C000136670
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class I
Trading Symbol	SSFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%	[2]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 3,376,762,098
Holdings Count | Holding	6,823
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,376,762,098
  Number of Portfolio Holdings6,823
  Portfolio Turnover Rate11%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

C000136669
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class K
Trading Symbol	SSFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%	[3]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 3,376,762,098
Holdings Count | Holding	6,823
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$3,376,762,098
  Number of Portfolio Holdings6,823
  Portfolio Turnover Rate11%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

C000143852
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Portfolio
Trading Symbol	SSAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$1	0.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[4]
AssetsNet	$ 6,439,916,661
Holdings Count | Holding	6,823
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$6,439,916,661 Number of Portfolio Holdings6,823 Portfolio Turnover Rate11%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.7%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.0%
Short-Term Investments	3.6%
Foreign Government Obligations	3.2%
Commercial Mortgage Backed Securities	0.4%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.3%
Municipal Bonds & Notes	0.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.13%, due 06/30/31	0.5%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	0.4%
U.S. Treasury Notes, 4.13%, due 06/15/29	0.4%
U.S. Treasury Notes, 4.25%, due 06/30/33	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Bonds, 5.00%, due 05/15/56	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 4.00%, due 11/15/35	0.4%

C000246124
Shareholder Report [Line Items]
Fund Name	State Street Balanced Index Fund
Class Name	Class K
Trading Symbol	SSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[5]
AssetsNet	$ 618,361,845
Holdings Count | Holding	2,494
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$618,361,845 Number of Portfolio Holdings2,494 Portfolio Turnover Rate7%
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Common Stocks	60.3%
Mutual Funds and Exchange Traded Products	39.2%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	39.2%
NVIDIA Corp.	4.0%
Apple, Inc.	3.5%
Microsoft Corp.	2.3%
Amazon.com, Inc.	1.9%
Alphabet, Inc., Class A	1.7%
Broadcom, Inc.	1.5%
Alphabet, Inc., Class C	1.4%
Micron Technology, Inc.	1.1%
Meta Platforms, Inc., Class A	1.0%

C000159454
Shareholder Report [Line Items]
Fund Name	State Street Emerging Markets Equity Index Fund
Class Name	Class K
Trading Symbol	SSKEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[6]
Material Change Date	Jun. 30, 2026
AssetsNet	$ 812,725,459
Holdings Count | Holding	1,102
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$812,725,459 Number of Portfolio Holdings1,102 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Taiwan	25.9%
South Korea	22.5%
China	14.7%
India	10.6%
Brazil	3.5%
Switzerland	2.9%
South Africa	2.4%
Saudi Arabia	2.3%
Mexico	1.7%
United Arab Emirates	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	14.3%
Samsung Electronics Co. Ltd.	7.7%
SK Hynix, Inc.	7.2%
Tencent Holdings Ltd.	2.6%
Alibaba Group Holding Ltd.	1.5%
MediaTek, Inc.	1.5%
MSCI CHINA A INCLUSION Net Return USD Index, due 08/31/27	1.2%
UBS AG, due 06/04/27	0.9%
Delta Electronics, Inc.	0.9%
Samsung Electronics Co. Ltd.	0.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-800-647-7327 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 28, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective May 28, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the MSCI Emerging Markets Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Material Fund Change Strategies [Text Block]

Effective May 28, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Material Fund Change Risks Change [Text Block]

Effective May 28, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the MSCI Emerging Markets Index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-800-647-7327 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000029581
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Administrative Shares
Trading Symbol	STFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$8	0.16%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[7]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 16,370,031,607
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000136665
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class A
Trading Symbol	SSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$23	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[8]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 16,370,031,607
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000136667
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class I
Trading Symbol	SSSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$13	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[9]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 16,370,031,607
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000136666
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class K
Trading Symbol	SSSYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[10]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 16,370,031,607
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000029583
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class R Shares
Trading Symbol	SSFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[11]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 16,370,031,607
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000029582
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Service Shares
Trading Symbol	STBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$14	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[12]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 16,370,031,607
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$16,370,031,607
  Number of Portfolio Holdings507
  Portfolio Turnover Rate1%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000143850
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index II Portfolio
Trading Symbol	SSEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[13]
AssetsNet	$ 24,967,693,908
Holdings Count | Holding	507
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$24,967,693,908 Number of Portfolio Holdings507 Portfolio Turnover Rate1%
Holdings [Text Block]

Top Ten Sectors

Table Summary
Sectors	%
Information Technology	37.3%
Financials	11.5%
Communication Services	9.5%
Consumer Discretionary	9.1%
Industrials	8.7%
Health Care	8.7%
Consumer Staples	4.5%
Energy	2.9%
Utilities	2.1%
Materials	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%

C000251886
Shareholder Report [Line Items]
Fund Name	State Street Federal Government Money Market Fund
Class Name	Advantage Class
Trading Symbol	AGFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Federal Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[14]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 191,471,683
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$191,471,683 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000251884
Shareholder Report [Line Items]
Fund Name	State Street Federal Treasury Money Market Fund
Class Name	Advantage Class
Trading Symbol	AFTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Federal Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[15]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 143,263,438
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$143,263,438 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000251885
Shareholder Report [Line Items]
Fund Name	State Street Federal Treasury Plus Money Market Fund
Class Name	Advantage Class
Trading Symbol	ATPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Federal Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[16]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 107,652,690
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$107,652,690 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000136662
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class A
Trading Symbol	SSGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[17]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 4,480,235,742
Holdings Count | Holding	5,631
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,480,235,742
  Number of Portfolio Holdings5,631
  Portfolio Turnover Rate6%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

C000136664
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class I
Trading Symbol	SSGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[18]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 4,480,235,742
Holdings Count | Holding	5,631
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,480,235,742
  Number of Portfolio Holdings5,631
  Portfolio Turnover Rate6%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

C000136663
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class K
Trading Symbol	SSGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[19]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 4,480,235,742
Holdings Count | Holding	5,631
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$4,480,235,742
  Number of Portfolio Holdings5,631
  Portfolio Turnover Rate6%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

C000143853
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Portfolio
Trading Symbol	SSGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[20]
AssetsNet	$ 12,141,019,088
Holdings Count | Holding	5,631
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$12,141,019,088 Number of Portfolio Holdings5,631 Portfolio Turnover Rate4%
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	14.8%
Taiwan	8.9%
Canada	7.6%
South Korea	7.4%
United Kingdom	6.5%
China	6.0%
Germany	4.7%
Australia	4.6%
France	4.5%
India	4.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.3%
Samsung Electronics Co. Ltd.	2.6%
SK Hynix, Inc.	2.2%
ASML Holding NV	1.8%
Tencent Holdings Ltd.	0.8%
HSBC Holdings PLC	0.8%
Novartis AG	0.7%
Roche Holding AG	0.7%
Royal Bank of Canada	0.7%
AstraZeneca PLC	0.7%

C000155088
Shareholder Report [Line Items]
Fund Name	State Street Hedged International Developed Equity Index Fund
Class Name	Class K
Trading Symbol	SSHQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[21]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 4,700,201,015
Holdings Count | Holding	763
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,700,201,015 Number of Portfolio Holdings763 Portfolio Turnover Rate5% Portfolio turnover rate is from the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Japan	21.7%
United Kingdom	10.2%
Germany	8.0%
France	7.6%
United States	6.8%
Australia	6.7%
Switzerland	5.8%
Netherlands	5.6%
Spain	3.5%
Italy	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
ASML Holding NV	3.3%
HSBC Holdings PLC	1.4%
Roche Holding AG	1.2%
Novartis AG	1.2%
AstraZeneca PLC	1.2%
Nestle SA	1.1%
Siemens AG	1.0%
Shell PLC	0.9%
Tokyo Electron Ltd.	0.9%
Mitsubishi UFJ Financial Group, Inc.	0.9%

C000143780
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Administration Class
Trading Symbol	SSKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[22]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000230479
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[23]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000231445
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CSJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[24]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000143781
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	SSJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[25]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000052878
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investment Class
Trading Symbol	TRVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[26]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000143782
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investor Class
Trading Symbol	SSNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[27]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000231964
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[28]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000052877
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Premier Class
Trading Symbol	TRIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[29]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 14,908,472,302
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$14,908,472,302 Number of Portfolio Holdings62 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Type

Table Summary
Asset	%
Treasury Debt	103.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.58%, due 07/02/26	13.8%
U.S. Treasury Bills, 3.48%, due 07/09/26	8.6%
U.S. Treasury Bills, 3.61%, due 07/14/26	7.8%
U.S. Treasury Bills, 3.62%, due 07/07/26	5.8%
U.S. Treasury Floating Rate Notes, 3.96%, due 07/31/26	4.2%
U.S. Treasury Bills, 3.63%, due 08/18/26	3.8%
U.S. Treasury Bills, 3.64%, due 09/17/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.61%, due 07/28/26	3.2%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.2%

C000143785
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Administration Class
Trading Symbol	SSQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[30]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000230480
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[31]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000231448
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BVYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[32]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000231447
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[33]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000143783
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[34]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000052879
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investment Class
Trading Symbol	TPVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[35]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000143784
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investor Class
Trading Symbol	SAEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[36]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000231965
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[37]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000052880
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Premier Class
Trading Symbol	TPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[38]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000172254
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Trust Class
Trading Symbol	TPLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[39]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 80,785,024,474
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$80,785,024,474 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000143776
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Administration Class
Trading Symbol	SALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[40]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000230478
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[41]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000231443
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BUYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[42]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000231444
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[43]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000146109
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Class G
Trading Symbol	SSOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[44]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000143775
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[45]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000052884
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investment Class
Trading Symbol	GVVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[46]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000145476
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	SAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[47]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000276761
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Mercury Class
Trading Symbol	MRGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of June 24, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mercury Class	$0	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.06%	[48]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
Performance Inception Date	Jun. 24, 2026
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000231963
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[49]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000052883
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Premier Class
Trading Symbol	GVMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[50]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000069459
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Select Class
Trading Symbol	GVSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[51]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000261738
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Trust Class
Trading Symbol	GVBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[52]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 209,802,712,266
Holdings Count | Holding	241
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$209,802,712,266 Number of Portfolio Holdings241 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	32.8%
Treasury Debt	28.3%
Government Agency Repurchase Agreements	18.0%
Government Agency Debt	12.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	5.1%
FICCMS Tri Party Repo D, 3.65%, due 07/01/26	3.9%
FICCMS Tri Party Repo A, 3.64%, due 07/01/26	3.5%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	3.5%
Goldman Sacs Tri Party D, 3.65%, due 07/01/26	3.0%
FICCUB Bi Party Repo, 3.66%, due 07/01/26	2.6%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	2.6%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.5%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.4%
FICCNT Bi Party Repo, 3.65%, due 07/01/26	1.7%

C000158901
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class A
Trading Symbol	SSMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$26	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.48%	[53]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 925,618,045
Holdings Count | Holding	2,473
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$925,618,045
  Number of Portfolio Holdings2,473
  Portfolio Turnover Rate5%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

C000158902
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class I
Trading Symbol	SSMLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%	[54]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 925,618,045
Holdings Count | Holding	2,473
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$925,618,045
  Number of Portfolio Holdings2,473
  Portfolio Turnover Rate5%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

C000158903
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class K
Trading Symbol	SSMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the corresponding portfolio in which the Fund invests.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%	[55]
Expenses Represent Both Master and Feeder [Text]	Does not include expenses of the corresponding portfolio in which the Fund invests.
AssetsNet	$ 925,618,045
Holdings Count | Holding	2,473
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

  Total Net Assets$925,618,045
  Number of Portfolio Holdings2,473
  Portfolio Turnover Rate5%

Portfolio turnover rate is from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

C000158904
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Portfolio
Trading Symbol	SSMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[56]
AssetsNet	$ 2,967,156,008
Holdings Count | Holding	2,473
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,967,156,008 Number of Portfolio Holdings2,473 Portfolio Turnover Rate18%
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Biotechnology	7.1%
Banks	6.2%
Software	5.4%
Semiconductors & Semiconductor Equipment	5.3%
Aerospace & Defense	3.9%
IT Services	3.7%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.9%
Electronic Equipment, Instruments & Components	2.6%
Capital Markets	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Space Exploration Technologies Corp., Class A	1.0%
Snowflake, Inc.	1.0%
Bloom Energy Corp., Class A	0.9%
Cloudflare, Inc., Class A	0.9%
Astera Labs, Inc.	0.8%
Spotify Technology SA	0.8%
Rocket Lab Corp.	0.6%
Cheniere Energy, Inc.	0.6%
NU Holdings Ltd., Class A	0.5%
Ferguson Enterprises, Inc.	0.5%

C000232295
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class R3
Trading Symbol	SSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[57]
AssetsNet	$ 1,875,424,955
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,875,424,955 Number of Portfolio Holdings12 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	41.4%
Domestic Equity	22.0%
Inflation Linked	17.9%
International Equity	13.7%
Real Estate	4.9%
Short-Term Investments	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	21.1%
State Street Equity 500 Index II Portfolio	19.6%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	17.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	13.7%
State Street SPDR Portfolio Short Term Treasury ETF	7.8%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.0%

C000143868
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	SSBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$6	0.11%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[58]
AssetsNet	$ 1,875,424,955
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,875,424,955 Number of Portfolio Holdings12 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	41.4%
Domestic Equity	22.0%
Inflation Linked	17.9%
International Equity	13.7%
Real Estate	4.9%
Short-Term Investments	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	21.1%
State Street Equity 500 Index II Portfolio	19.6%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	17.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	13.7%
State Street SPDR Portfolio Short Term Treasury ETF	7.8%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.0%

C000143869
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class K
Trading Symbol	SSBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[59]
AssetsNet	$ 1,875,424,955
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,875,424,955 Number of Portfolio Holdings12 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	41.4%
Domestic Equity	22.0%
Inflation Linked	17.9%
International Equity	13.7%
Real Estate	4.9%
Short-Term Investments	1.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	21.1%
State Street Equity 500 Index II Portfolio	19.6%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	17.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	13.7%
State Street SPDR Portfolio Short Term Treasury ETF	7.8%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	2.5%
State Street SPDR Portfolio Short Term Corporate Bond ETF	2.0%

C000232296
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class R3
Trading Symbol	SSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[60]
AssetsNet	$ 3,476,848,136
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,476,848,136 Number of Portfolio Holdings13 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	32.2%
Domestic Equity	31.4%
International Equity	21.0%
Inflation Linked	12.1%
Real Estate	3.2%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	27.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.0%
State Street Aggregate Bond Index Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	12.1%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.4%
State Street SPDR Dow Jones Global Real Estate ETF	3.2%
State Street SPDR Portfolio Short Term Treasury ETF	1.1%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1.0%

C000143872
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	SSBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[61]
AssetsNet	$ 3,476,848,136
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,476,848,136 Number of Portfolio Holdings13 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	32.2%
Domestic Equity	31.4%
International Equity	21.0%
Inflation Linked	12.1%
Real Estate	3.2%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	27.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.0%
State Street Aggregate Bond Index Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	12.1%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.4%
State Street SPDR Dow Jones Global Real Estate ETF	3.2%
State Street SPDR Portfolio Short Term Treasury ETF	1.1%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1.0%

C000143873
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class K
Trading Symbol	SSBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$1	0.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%	[62]
AssetsNet	$ 3,476,848,136
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,476,848,136 Number of Portfolio Holdings13 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	32.2%
Domestic Equity	31.4%
International Equity	21.0%
Inflation Linked	12.1%
Real Estate	3.2%
Short-Term Investments	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	27.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	21.0%
State Street Aggregate Bond Index Portfolio	19.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	12.1%
State Street SPDR Bloomberg High Yield Bond ETF	6.5%
State Street Small/Mid Cap Equity Index Portfolio	4.1%
State Street SPDR Portfolio Long Term Treasury ETF	3.4%
State Street SPDR Dow Jones Global Real Estate ETF	3.2%
State Street SPDR Portfolio Short Term Treasury ETF	1.1%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	1.0%

C000232297
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class R3
Trading Symbol	SSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[63]
AssetsNet	$ 3,875,729,092
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,875,729,092 Number of Portfolio Holdings10 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	29.2%
International Equity	28.0%
Inflation Linked	2.9%
Short-Term Investments	1.2%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.0%
State Street Aggregate Bond Index Portfolio	15.8%
State Street SPDR Portfolio Long Term Treasury ETF	8.1%
State Street Small/Mid Cap Equity Index Portfolio	5.8%
State Street SPDR Bloomberg High Yield Bond ETF	5.2%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.9%
State Street SPDR Dow Jones Global Real Estate ETF	0.7%

C000143876
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	SSCJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[64]
AssetsNet	$ 3,875,729,092
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,875,729,092 Number of Portfolio Holdings10 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	29.2%
International Equity	28.0%
Inflation Linked	2.9%
Short-Term Investments	1.2%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.0%
State Street Aggregate Bond Index Portfolio	15.8%
State Street SPDR Portfolio Long Term Treasury ETF	8.1%
State Street Small/Mid Cap Equity Index Portfolio	5.8%
State Street SPDR Bloomberg High Yield Bond ETF	5.2%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.9%
State Street SPDR Dow Jones Global Real Estate ETF	0.7%

C000143877
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class K
Trading Symbol	SSCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[65]
AssetsNet	$ 3,875,729,092
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,875,729,092 Number of Portfolio Holdings10 Portfolio Turnover Rate9%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	39.0%
Domestic Fixed Income	29.2%
International Equity	28.0%
Inflation Linked	2.9%
Short-Term Investments	1.2%
Real Estate	0.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	33.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	28.0%
State Street Aggregate Bond Index Portfolio	15.8%
State Street SPDR Portfolio Long Term Treasury ETF	8.1%
State Street Small/Mid Cap Equity Index Portfolio	5.8%
State Street SPDR Bloomberg High Yield Bond ETF	5.2%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2.9%
State Street SPDR Dow Jones Global Real Estate ETF	0.7%

C000232298
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class R3
Trading Symbol	SSAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[66]
AssetsNet	$ 3,659,144,589
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,659,144,589 Number of Portfolio Holdings8 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	43.4%
International Equity	31.7%
Domestic Fixed Income	24.7%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	31.8%
State Street Aggregate Bond Index Portfolio	12.2%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	7.5%
State Street SPDR Bloomberg High Yield Bond ETF	2.8%

C000143880
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	SSCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[67]
AssetsNet	$ 3,659,144,589
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,659,144,589 Number of Portfolio Holdings8 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	43.4%
International Equity	31.7%
Domestic Fixed Income	24.7%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	31.8%
State Street Aggregate Bond Index Portfolio	12.2%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	7.5%
State Street SPDR Bloomberg High Yield Bond ETF	2.8%

C000143881
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class K
Trading Symbol	SSCQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[68]
AssetsNet	$ 3,659,144,589
Holdings Count | Holding	8
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,659,144,589 Number of Portfolio Holdings8 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	43.4%
International Equity	31.7%
Domestic Fixed Income	24.7%
Short-Term Investments	1.7%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	31.8%
State Street Aggregate Bond Index Portfolio	12.2%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	7.5%
State Street SPDR Bloomberg High Yield Bond ETF	2.8%

C000232299
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class R3
Trading Symbol	SSAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[69]
AssetsNet	$ 3,496,455,714
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,496,455,714 Number of Portfolio Holdings7 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	47.2%
International Equity	34.6%
Domestic Fixed Income	18.0%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	34.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	9.4%
State Street Aggregate Bond Index Portfolio	8.4%

C000143884
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	SSDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%	[70]
AssetsNet	$ 3,496,455,714
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,496,455,714 Number of Portfolio Holdings7 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	47.2%
International Equity	34.6%
Domestic Fixed Income	18.0%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	34.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	9.4%
State Street Aggregate Bond Index Portfolio	8.4%

C000143885
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class K
Trading Symbol	SSDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[71]
AssetsNet	$ 3,496,455,714
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,496,455,714 Number of Portfolio Holdings7 Portfolio Turnover Rate7%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	47.2%
International Equity	34.6%
Domestic Fixed Income	18.0%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	34.6%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	9.4%
State Street Aggregate Bond Index Portfolio	8.4%

C000232290
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class R3
Trading Symbol	SSAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[72]
AssetsNet	$ 3,063,838,130
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,063,838,130 Number of Portfolio Holdings6 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	50.1%
International Equity	36.7%
Domestic Fixed Income	13.0%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	36.7%
State Street Small/Mid Cap Equity Index Portfolio	11.4%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Aggregate Bond Index Portfolio	3.4%

C000143828
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	SSDJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[73]
AssetsNet	$ 3,063,838,130
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,063,838,130 Number of Portfolio Holdings6 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	50.1%
International Equity	36.7%
Domestic Fixed Income	13.0%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	36.7%
State Street Small/Mid Cap Equity Index Portfolio	11.4%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Aggregate Bond Index Portfolio	3.4%

C000143829
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class K
Trading Symbol	SSDLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[74]
AssetsNet	$ 3,063,838,130
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,063,838,130 Number of Portfolio Holdings6 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	50.1%
International Equity	36.7%
Domestic Fixed Income	13.0%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	38.7%
State Street Global All Cap Equity ex-U.S. Index Portfolio	36.7%
State Street Small/Mid Cap Equity Index Portfolio	11.4%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%
State Street Aggregate Bond Index Portfolio	3.4%

C000232291
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class R3
Trading Symbol	SSAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[75]
AssetsNet	$ 2,440,323,367
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,440,323,367 Number of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000143832
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	SSDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[76]
AssetsNet	$ 2,440,323,367
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,440,323,367 Number of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000143833
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class K
Trading Symbol	SSDQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[77]
AssetsNet	$ 2,440,323,367
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,440,323,367 Number of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000232292
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class R3
Trading Symbol	SSAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[78]
AssetsNet	$ 1,816,038,285
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,816,038,285 Number of Portfolio Holdings5 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000143836
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	SSDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[79]
AssetsNet	$ 1,816,038,285
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,816,038,285 Number of Portfolio Holdings5 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000143837
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class K
Trading Symbol	SSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[80]
AssetsNet	$ 1,816,038,285
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,816,038,285 Number of Portfolio Holdings5 Portfolio Turnover Rate6%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.1%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000232300
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class R3
Trading Symbol	SSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[81]
AssetsNet	$ 663,928,435
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$663,928,435 Number of Portfolio Holdings5 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.0%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000216582
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	SSFJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[82]
AssetsNet	$ 663,928,435
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$663,928,435 Number of Portfolio Holdings5 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.0%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000216583
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class K
Trading Symbol	SSFKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[83]
AssetsNet	$ 663,928,435
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$663,928,435 Number of Portfolio Holdings5 Portfolio Turnover Rate4%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	52.0%
International Equity	38.1%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.1%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000253750
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class I
Trading Symbol	SSGQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[84]
AssetsNet	$ 94,789,074
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$94,789,074 Number of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000253751
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class K
Trading Symbol	SSGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[85]
AssetsNet	$ 94,789,074
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$94,789,074 Number of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000253749
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class R3
Trading Symbol	SSGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[86]
AssetsNet	$ 94,789,074
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$94,789,074 Number of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Equity	51.9%
International Equity	38.2%
Domestic Fixed Income	9.6%
Short-Term Investments	0.3%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
State Street Equity 500 Index II Portfolio	39.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Small/Mid Cap Equity Index Portfolio	13.0%
State Street SPDR Portfolio Long Term Treasury ETF	9.6%

C000232293
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class R3
Trading Symbol	SSFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$23	0.46%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[87]
AssetsNet	$ 1,395,140,994
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,395,140,994 Number of Portfolio Holdings12 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	50.1%
Inflation Linked	18.0%
Domestic Equity	16.7%
International Equity	10.2%
Real Estate	4.9%
Short-Term Investments	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	15.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.7%

C000143856
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class I
Trading Symbol	SSFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[88]
AssetsNet	$ 1,395,140,994
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,395,140,994 Number of Portfolio Holdings12 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	50.1%
Inflation Linked	18.0%
Domestic Equity	16.7%
International Equity	10.2%
Real Estate	4.9%
Short-Term Investments	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	15.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.7%

C000143857
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class K
Trading Symbol	SSFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses. Does not include expenses of the Underlying Funds in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[89]
AssetsNet	$ 1,395,140,994
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,395,140,994 Number of Portfolio Holdings12 Portfolio Turnover Rate8%
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Domestic Fixed Income	50.1%
Inflation Linked	18.0%
Domestic Equity	16.7%
International Equity	10.2%
Real Estate	4.9%
Short-Term Investments	1.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State Street Aggregate Bond Index Portfolio	19.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	18.0%
State Street SPDR Portfolio Short Term Treasury ETF	15.8%
State Street Equity 500 Index II Portfolio	15.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	10.2%
State Street SPDR Bloomberg High Yield Bond ETF	7.0%
State Street SPDR Dow Jones Global Real Estate ETF	4.9%
State Street SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	3.5%
State Street Small/Mid Cap Equity Index Portfolio	1.7%

C000192374
Shareholder Report [Line Items]
Fund Name	State Street Treasury Obligations Money Market Fund
Trading Symbol	TAQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2026 through June 30, 2026.
Additional Information [Text Block]	You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$4	0.08%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[90]
Expenses Represent Both Master and Feeder [Text]	The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.
AssetsNet	$ 4,721,462,836
Holdings Count | Holding	96
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,721,462,836 Number of Portfolio Holdings96 Reflects holdings of the Portfolio, in which the Fund invests.
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Treasury Repurchase Agreements	57.9%
Treasury Debt	35.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	11.2%
FICCRP Tri Party Repo A, 3.64%, due 07/01/26	7.0%
FICCIN Tri Party Repo A, 3.64%, due 07/01/26	3.5%
BBVARP BBVARP Tri Party Repo A, 3.64%, due 07/01/26	3.0%
FICCBA Tri Party Repo A, 3.65%, due 07/01/26	2.9%
FICCWB Tri Party Repo A, 3.64%, due 07/01/26	2.8%
FICCNT Bi Party Repo, 3.64%, due 07/01/26	2.6%
U.S. Treasury Floating Rate Notes, 3.88%, due 01/31/28	2.6%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	2.5%
CIBC NY CORP Tri Party Repo A, 3.64%, due 07/01/26	2.3%

C000271009
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Stablecoin Reserves Money Market Fund
Class Name	Capital Class
Trading Symbol	SSCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Stablecoin Reserves Money Market Fund (the "Fund") for the period of June 8, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Class	$1	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.18%	[91]
Performance Inception Date	Jun. 08, 2026
AssetsNet	$ 121,044,641
Holdings Count | Holding	10
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$121,044,641 Number of Portfolio Holdings10
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Treasury Repurchase Agreements	96.9%
Treasury Debt	4.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Deutsche Tri Party A, 3.64%, due 07/01/26	16.5%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	16.5%
Wells Fargo Bank NA A, 3.64%, due 07/01/26	16.5%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	12.6%
HSBC Tri Party A, 3.64%, due 07/01/26	12.4%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	12.4%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	9.9%
U.S. Treasury Bills, 3.64%, due 08/18/26	1.6%
U.S. Treasury Bills, 3.63%, due 09/17/26	1.6%
U.S. Treasury Bills, 3.66%, due 08/13/26	1.0%

C000271008
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Stablecoin Reserves Money Market Fund
Class Name	Preferred Class
Trading Symbol	SSRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Stablecoin Reserves Money Market Fund (the "Fund") for the period of June 8, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred Class	$1	0.12%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.12%	[92]
Performance Inception Date	Jun. 08, 2026
AssetsNet	$ 121,044,641
Holdings Count | Holding	10
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$121,044,641 Number of Portfolio Holdings10
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Treasury Repurchase Agreements	96.9%
Treasury Debt	4.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Deutsche Tri Party A, 3.64%, due 07/01/26	16.5%
Goldman Sachs Tri Party A, 3.64%, due 07/01/26	16.5%
Wells Fargo Bank NA A, 3.64%, due 07/01/26	16.5%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	12.6%
HSBC Tri Party A, 3.64%, due 07/01/26	12.4%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	12.4%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/01/26	9.9%
U.S. Treasury Bills, 3.64%, due 08/18/26	1.6%
U.S. Treasury Bills, 3.63%, due 09/17/26	1.6%
U.S. Treasury Bills, 3.66%, due 08/13/26	1.0%

C000271298
Shareholder Report [Line Items]
Fund Name	State Street Prime Retail Reserves Money Market Fund
Class Name	Advantage Class
Trading Symbol	PAVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advantage Class	$10	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.32%	[93]
Performance Inception Date	Mar. 13, 2026
Material Change Date	Jun. 30, 2026
AssetsNet	$ 29,467,148
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$29,467,148 Number of Portfolio Holdings102
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000271297
Shareholder Report [Line Items]
Fund Name	State Street Prime Retail Reserves Money Market Fund
Class Name	Advisory Class
Trading Symbol	PRDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$11	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.35%	[94]
Performance Inception Date	Mar. 13, 2026
Material Change Date	Jun. 30, 2026
AssetsNet	$ 29,467,148
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$29,467,148 Number of Portfolio Holdings102
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000271301
Shareholder Report [Line Items]
Fund Name	State Street Prime Retail Reserves Money Market Fund
Class Name	Agency Class
Trading Symbol	PRAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Agency Class	$8	0.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.25%	[95]
Material Change Date	Jun. 30, 2026
AssetsNet	$ 29,467,148
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$29,467,148 Number of Portfolio Holdings102
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000271300
Shareholder Report [Line Items]
Fund Name	State Street Prime Retail Reserves Money Market Fund
Class Name	Capital Class
Trading Symbol	PCPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Class	$5	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.18%	[96]
Performance Inception Date	Mar. 13, 2026
Material Change Date	Jun. 30, 2026
AssetsNet	$ 29,467,148
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$29,467,148 Number of Portfolio Holdings102
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000271299
Shareholder Report [Line Items]
Fund Name	State Street Prime Retail Reserves Money Market Fund
Class Name	Cash Management Class
Trading Symbol	PCMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street Prime Retail Reserves Money Market Fund (the "Fund") for the period of March 13, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869 .
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$5	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.15%	[97]
Performance Inception Date	Mar. 13, 2026
Material Change Date	Jun. 30, 2026
AssetsNet	$ 29,467,148
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$29,467,148 Number of Portfolio Holdings102
Holdings [Text Block]

Asset Allocation

Table Summary
Asset Types	%
Financial Company Commercial Paper	19.1%
Certificates Of Deposit	19.0%
Government Agency Repurchase Agreements	18.7%
Treasury Repurchase Agreements	13.6%
Asset Backed Commercial Paper	12.4%
Other Repurchase Agreements	10.9%
Other Notes	5.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NatWest Markets Tri A, 3.64%, due 07/01/26	6.8%
JP Morgan Sec LLC Tpr A, 3.64%, due 07/27/26	6.8%
Wells Fargo Bank NA D, 3.65%, due 07/01/26	6.8%
TD Securities USA Tri Party, 3.64%, due 07/01/26	6.8%
Goldman Sachs Tri Party D, 3.65%, due 07/01/26	6.8%
Bank of America Tri Party D Repo, 3.65%, due 07/01/26	5.1%
Credit Agricole Corporate Tri Party A Repo, 3.64%, due 07/01/26	3.4%
Abu Dhabi Islamic Bank, 3.62%, due 07/01/26	2.2%
Wells Fargo Bank NA, 3.89%, due 02/10/27	1.4%
BNG Bank NV, 3.64%, due 07/02/26	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective May 19th, 2026, the Fund’s name changed from the State Street Federal Prime Retail Reserves Money Market Fund to the State Street Prime Retail Reserves Money Market Fund. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-392-0869  (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000269915
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Prime Money Market ETF
Trading Symbol	MMK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the State Street® Prime Money Market ETF (the "Fund") for the period of February 12, 2026 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Prime Money Market ETF	$7	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.18%	[98]
AssetsNet	$ 27,076,219
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$27,076,219 Number of Portfolio Holdings69
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Financial Company Commercial Paper	25.3%
Certificates Of Deposit	15.9%
Treasury Repurchase Agreements	14.8%
Asset Backed Commercial Paper	14.5%
Other Repurchase Agreements	10.5%
Government Agency Repurchase Agreements	7.9%
Treasury Debt	6.4%
Other Notes	4.6%

Largest Holdings [Text Block]

Top Holdings

Table Summary
Holdings	%
Bank of America Tri Party A Repo, 3.64%, due 07/01/26	7.4%
Goldman Sachs & Co. Tri Party D, 3.65%, due 07/01/26	4.1%
Mizuho Securities USA, 3.64%, due 07/01/26	3.7%
RBC Dominion Securities Tri Party, 3.65%, due 07/01/26	3.7%
NatWest Markets Securities, 3.64%, due 07/01/26	3.7%
Toronto Dominion Bank USA Tri Party B Repo, 3.72%, due 07/01/26	3.7%
Credit Agricole Corporate, 3.65%, due 07/01/26	3.7%
Verto Capital I Compartment D, 3.72%, due 07/02/26	1.8%
U.S. Treasury Bill, 3.70%, due 09/24/26	1.8%
Mackinac Funding Co LLC, 0.01%, due 09/01/26	1.5%

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